INCOME TAXES - Changes to OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Unrealized change in fair value of marketable securities	$ 0.0	$ 0.1
Hedges	(0.7)	(0.9)
Total income taxes related to OCI	$ (0.7)	$ (0.8)